Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share [Abstract]
Earnings per share
Note 5 - Earnings per share (“EPS”)

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period.  The computation of diluted earnings per share assumes the exercise of all dilutive stock options and restricted shares using the treasury stock method.

For the year ended December 31, 2017, the Company had an increase in earnings per share resulting from the assumption that convertible instruments are converted, thus any effect of common stock equivalents outstanding would be antidilutive.  Antidilutive potential common shares are disregarded in the calculation of diluted EPS.  The following potential ordinary shares are antidilutive and therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per shares: convertible instruments: 17,282,925 shares.

The components of the calculation of basic EPS and diluted EPS are as follows:

(Dollars in thousands):	2017	2016	2015
Profit/(loss) for the period used for calculation of EPS - basic	$6,602	$9,260	$105,302
Interest and amortization on the convertible notes	$-		$11,340
Profit/(loss) for the period used for calculation of EPS - dilutive	$6,602	$9,260	$116,641

Basic earnings per share:
Weighted average shares outstanding - basic	124,536,338	93,382,757	92,793,154

Diluted earnings per share:
Weighted average shares outstanding - basic	124,536,338	93,382,757	92,793,154
Dilutive equity awards	-	6,853	92,827
Dilutive shares related to convertible notes	-	-	19,212,240
Weighted average shares outstanding - dilutive	124,536,338	93,389,610	112,098,221

F-23